COMMITMENTS - Additional Information (Detail) - USD ($)	1 Months Ended
	Jun. 19, 2017	Jul. 31, 2018
Deferred fee on gross proceeds of initial public offering, percentage	3.50%
Deferred underwriting fees	$ 5,031,250
Deferred fees related to third parties, description	Of such amount, up to approximately 0.5% per Unit, or $718,750, may be paid to third parties not participating in the Initial Public Offering that assist the Company in consummating its Business Combination.
Financial advisory agreement success fee percentage		1.50%
Financial advisory agreement additional fees percentage		0.50%
Maximum [Member]
Financial advisory agreement value of authorized to be issued		$ 200,000,000
Minimum [Member]
Financial advisory agreement value of authorized to be issued		$ 50,000,000